Financial Instruments and Financial Risk Management - Currency Risk (Details) - CAD ($)	Mar. 31, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Cash	$ 91,422,174	$ 129,065,348
Accounts payable	(6,260,790)	(6,597,682)
Currency risk
IfrsStatementLineItems [Line Items]
Cash	71,743,618	106,802,040
Accounts payable	$ (5,419,780)	$ (3,431,920)